LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity analysis:
Less than one year	$ 1,093	$ 834
One to five years	4,040	3,920
More than five years	3,357
Total lease commitments	8,490	7,622
Impact of discounting remaining lease payments	(1,673)	(1,998)
Lease liabilities as of December 31, 2024:	6,817	5,624
Current	1,075	824
Non-current	5,742	4,800
Total	$ 6,817	5,624
More than five years		$ 2,868